Level 4 Stockholders' Equity (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended			6 Months Ended		0 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Underwriting discounts and commissions [Member]	Jun. 30, 2013 Other offering expenses [Member]	Feb. 11, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]
Equity [Abstract]
Shares of common stock issued in IPO					13,529,412									13,529,412
Net proceeds from issuance of common stock					$ 262,599,000		$ 0							$ 263,000,000
Stock issuance costs												19,200,000	2,300,000
Common stock, authorized	300,000,000				300,000,000				300,000,000	300,000,000
Preferred stock, authorized	50,000,000				50,000,000				50,000,000	50,000,000
Common stock, outstanding	43,229,412				43,229,412				29,700,000	29,700,000					39,365,350
Reclassification of accumulated deficit to additional paid-in capital upon conversion from an LLC to a C Corporation					32,000,000
Accumulated Other Comprehensive Loss [Abstract]
Beginning Balance	(119,820,000)		(118,778,000)		(121,229,000)		(120,845,000)		(120,845,000)	(40,195,000)
Defined benefit plans, amounts reclassified from accumulated other comprehensive loss, net of tax	1,425,000	[1]	2,000,000	[1]	2,834,000	[1]	4,067,000	[1]	(384,000)	(80,650,000)	(3,293,000)
Ending Balance	(118,395,000)		(116,778,000)		(118,395,000)		(116,778,000)		(121,229,000)	(120,845,000)	(40,195,000)
Other comprehensive income, reclassification adjustment from AOCI, pension plans, tax	$ 878,000		$ 0		$ 1,748,000		$ 0
Subsequent Events [Abstract]
Common Stock, Shares, Issued															43,229,412
Common stock, outstanding after secondary offering and repurchase	43,229,412				43,229,412				29,700,000	29,700,000					39,365,350

[1]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.